Stockholder's Equity (Details 2)	Dec. 31, 2011	Dec. 31, 2010
Preferred Stock, $1.00 par value:
Authorized shares	50,000,000	50,000,000
Issued shares	25,724,854	11,349,854
Outstanding shares	25,724,854	11,349,854
Common Stock, $1.00 par value:
Authorized shares	400,000,000	225,000,000
Issued shares	192,604,918	147,381,191
Outstanding shares	192,275,248	147,097,381